Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net loss	$ (1,550,000)	$ (7,673,000)
Add items not affecting cash
Share-based compensation	1,420,000	2,681,000
Deferred income tax benefit	(567,000)
Foreign exchange loss (gain)	2,000	(124,000)
Investment loss from joint ventures	984,000
Fair value gain on Investment in Aqualung	(2,990,000)
Fair value gain on financial asset - FID	(741,000)	0
Amortization	332,000	289,000
Interest expense	10,000	14,000
Other	6,000
Net changes in non-cash working capital items:
Other current assets	(1,460,000)	(1,522,000)
Advances and deposits		(19,000)
Accounts payable and accrued liabilities	91,000	775,000
Receivables - related parties	(1,916,000)
Accounts payable - related parties	(121,000)
Net cash used in operating activities	(6,500,000)	(5,579,000)
Investing activities
Exploration and evaluation assets	(3,000)	(5,131,000)
Change in restricted cash	58,000
Patent	(20,000)
Net cash provided by (used in) investing activities	35,000	(5,131,000)
Financing activities
Proceeds from issuance of shares	7,197,000	11,110,000
Share issuance costs	(204,000)	(446,000)
Lease payments	(101,000)	(110,000)
Net cash provided by financing activities	6,892,000	10,554,000
Effect of exchange rates on cash	(35,000)	71,000
Net change in cash	392,000	(85,000)
Cash, beginning of period	31,177,000	11,690,000
Cash, end of period	$ 31,569,000	11,605,000
Non Cash Investing Activities [Abstract]
Change in exploration and evaluation expenditures included in accounts payable		$ (721,000)